Fair Value Measurements (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Assets
Natural gas derivatives (3)(4)(5)	$ 47	$ 57
Total derivative assets, netting adjustment	(98)	(82)
Total assets	1,068	747
Liabilities
Total derivative liabilities, netting adjustment	(161)	(101)
Total liabilities	996	732
Fair value measurement using significant unobservable input (level 3) reconciliation [Roll Forward]
Beginning balance	0	(668)	$ (717)
Total gains	0	0	49
Transfers out of Level 3	0	668	0
Ending balance (2)	0	0	(668)
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date (3)	0	0	49
Estimated Fair Value of Financial Instruments
Goodwill impairment	48	0	0
Carrying amount [Member]
Estimated Fair Value of Financial Instruments
Long-term debt, including current maturities	15,093	9,140
Fair value [Member]
Estimated Fair Value of Financial Instruments
Long-term debt, including current maturities	16,067	9,308
Natural gas [Member]
Liabilities
Derivative fair value offsets, net	63	19
Fair Value, Inputs, Level 1 [Member]
Assets
Total assets	874	609
Liabilities
Total liabilities	13	24
Fair Value, Inputs, Level 2 [Member]
Assets
Total assets	250	173
Liabilities
Total liabilities	1,120	792
Fair Value, Inputs, Level 3 [Member]
Assets
Total assets	42	47
Liabilities
Total liabilities	$ 24	17
Fair Value, Inputs, Level 3 [Member] | Forward Contracts [Member] | Minimum [Member]
Fair Value, assets and liabilities measured on recurring basis, financial statement captions
Fair value inputs (price per MMBtu)	1.44
Fair Value, Inputs, Level 3 [Member] | Forward Contracts [Member] | Maximum [Member]
Fair Value, assets and liabilities measured on recurring basis, financial statement captions
Fair value inputs (price per MMBtu)	5.20
Fair Value, Measurements, Recurring [Member]
Assets
Corporate equities	$ 825	542
Investments, including money market funds (2)	49	66
Fair Value, Measurements, Recurring [Member] | Natural gas [Member]
Liabilities
Derivative liabilities	22	0
Fair Value, Measurements, Recurring [Member] | IDS Derivative [Member]
Liabilities
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset	0	0
Derivative liabilities	893	601
Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Liabilities
Derivative liabilities	10	24
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Corporate equities	825	542
Investments, including money market funds (2)	49	66
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Natural gas [Member]
Liabilities
Gross Amounts Recognized	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | IDS Derivative [Member]
Liabilities
Gross Amounts Recognized	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Interest Rate Contract [Member]
Liabilities
Gross Amounts Recognized	0	(24)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Corporate equities	0	0
Investments, including money market funds (2)	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Natural gas [Member]
Liabilities
Gross Amounts Recognized	(22)	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | IDS Derivative [Member]
Liabilities
Gross Amounts Recognized	(893)	(601)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Interest Rate Contract [Member]
Liabilities
Gross Amounts Recognized	(10)	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Corporate equities	0	0
Investments, including money market funds (2)	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Natural gas [Member]
Liabilities
Gross Amounts Recognized	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | IDS Derivative [Member]
Liabilities
Gross Amounts Recognized	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest Rate Contract [Member]
Liabilities
Gross Amounts Recognized	0	0
CenterPoint Energy Houston Electric, LLC
Assets
Total derivative assets, netting adjustment	0	0
Total assets	32	48
Liabilities
Total derivative liabilities, netting adjustment	0	0
Total liabilities	0	24
CenterPoint Energy Houston Electric, LLC | Carrying amount [Member]
Estimated Fair Value of Financial Instruments
Long-term debt, including current maturities	4,950	4,717
CenterPoint Energy Houston Electric, LLC | Fair value [Member]
Estimated Fair Value of Financial Instruments
Long-term debt, including current maturities	5,457	4,770
CenterPoint Energy Houston Electric, LLC | Fair Value, Inputs, Level 1 [Member]
Assets
Total assets	32	48
Liabilities
Total liabilities	0	24
CenterPoint Energy Houston Electric, LLC | Fair Value, Inputs, Level 2 [Member]
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
CenterPoint Energy Houston Electric, LLC | Fair Value, Inputs, Level 3 [Member]
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
CenterPoint Energy Houston Electric, LLC | Fair Value, Measurements, Recurring [Member]
Assets
Investments, including money market funds (2)	32	48
CenterPoint Energy Houston Electric, LLC | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Liabilities
Derivative liabilities	0	24
CenterPoint Energy Houston Electric, LLC | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Investments, including money market funds (2)	32	48
CenterPoint Energy Houston Electric, LLC | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Interest Rate Contract [Member]
Liabilities
Gross Amounts Recognized	0	(24)
CenterPoint Energy Houston Electric, LLC | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Investments, including money market funds (2)	0	0
CenterPoint Energy Houston Electric, LLC | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Interest Rate Contract [Member]
Liabilities
Gross Amounts Recognized	0	0
CenterPoint Energy Houston Electric, LLC | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Investments, including money market funds (2)	0	0
CenterPoint Energy Houston Electric, LLC | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest Rate Contract [Member]
Liabilities
Gross Amounts Recognized	0	0
CenterPoint Energy Resources Corp.
Assets
Natural gas derivatives (3)(4)(5)	47	57
Total derivative assets, netting adjustment	(98)	(82)
Total assets	207	152
Liabilities
Total derivative liabilities, netting adjustment	(161)	(101)
Total liabilities	71	107
Fair value measurement using significant unobservable input (level 3) reconciliation [Roll Forward]
Beginning balance	0	0	0
Total gains	0	0	0
Transfers out of Level 3	0	0	0
Ending balance (2)	0	0	0
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date (3)	0	0	0
Estimated Fair Value of Financial Instruments
Goodwill impairment	48	0	0
CenterPoint Energy Resources Corp. | Carrying amount [Member]
Estimated Fair Value of Financial Instruments
Long-term debt, including current maturities	2,546	2,371
CenterPoint Energy Resources Corp. | Fair value [Member]
Estimated Fair Value of Financial Instruments
Long-term debt, including current maturities	2,803	2,488
CenterPoint Energy Resources Corp. | Natural gas [Member]
Liabilities
Derivative fair value offsets, net	63	19
CenterPoint Energy Resources Corp. | Fair Value, Inputs, Level 1 [Member]
Assets
Total assets	13	14
Liabilities
Total liabilities	13	0
CenterPoint Energy Resources Corp. | Fair Value, Inputs, Level 2 [Member]
Assets
Total assets	250	173
Liabilities
Total liabilities	195	191
CenterPoint Energy Resources Corp. | Fair Value, Inputs, Level 3 [Member]
Assets
Total assets	42	47
Liabilities
Total liabilities	$ 24	17
CenterPoint Energy Resources Corp. | Fair Value, Inputs, Level 3 [Member] | Forward Contracts [Member] | Minimum [Member]
Fair Value, assets and liabilities measured on recurring basis, financial statement captions
Fair value inputs (price per MMBtu)	1.44
CenterPoint Energy Resources Corp. | Fair Value, Inputs, Level 3 [Member] | Forward Contracts [Member] | Maximum [Member]
Fair Value, assets and liabilities measured on recurring basis, financial statement captions
Fair value inputs (price per MMBtu)	5.20
CenterPoint Energy Resources Corp. | Fair Value, Measurements, Recurring [Member]
Assets
Corporate equities	$ 2	2
Investments, including money market funds (2)	11	11
CenterPoint Energy Resources Corp. | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Corporate equities	2	2
Investments, including money market funds (2)	11	11
CenterPoint Energy Resources Corp. | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Corporate equities	0	0
Investments, including money market funds (2)	0	0
CenterPoint Energy Resources Corp. | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Corporate equities	0	0
Investments, including money market funds (2)	0	0
Energy Services Disposal Group [Member]
Fair value measurement using significant unobservable input (level 3) reconciliation [Roll Forward]
Beginning balance	30	46	13
Total gains	17	30	47
Total settlements	(22)	(39)	(11)
Transfers into Level 3	(1)	5	14
Transfers out of Level 3	(6)	(12)	(17)
Ending balance (2)	18	30	46
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date (3)	12	18	38
Estimated Fair Value of Financial Instruments
Goodwill impairment	48
Energy Services Disposal Group [Member] | Natural gas [Member]
Liabilities
Derivative fair value offsets, net	63	19
Energy Services Disposal Group [Member] | Fair Value, Measurements, Recurring [Member] | Natural gas [Member]
Assets
Natural gas derivatives (3)(4)(5)	98	82
Natural gas derivatives (3)(4)(5)	194	138
Liabilities
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset	(161)	(101)
Derivative liabilities	58	107
Energy Services Disposal Group [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Natural gas [Member]
Assets
Natural gas derivatives (3)(4)(5)	0	0
Liabilities
Gross Amounts Recognized	0	0
Energy Services Disposal Group [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Natural gas [Member]
Assets
Natural gas derivatives (3)(4)(5)	250	173
Liabilities
Gross Amounts Recognized	(195)	(191)
Energy Services Disposal Group [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Natural gas [Member]
Assets
Natural gas derivatives (3)(4)(5)	42	47
Liabilities
Gross Amounts Recognized	(24)	(17)
Energy Services Disposal Group [Member] | CenterPoint Energy Resources Corp.
Fair value measurement using significant unobservable input (level 3) reconciliation [Roll Forward]
Beginning balance	30	46	13
Total gains	17	30	47
Total settlements	(22)	(39)	(11)
Transfers into Level 3	(1)	5	14
Transfers out of Level 3	(6)	(12)	(17)
Ending balance (2)	18	30	46
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date (3)	12	18	$ 38
Estimated Fair Value of Financial Instruments
Goodwill impairment	48
Energy Services Disposal Group [Member] | CenterPoint Energy Resources Corp. | Natural gas [Member]
Liabilities
Derivative fair value offsets, net	63	19
Energy Services Disposal Group [Member] | CenterPoint Energy Resources Corp. | Fair Value, Measurements, Recurring [Member] | Natural gas [Member]
Assets
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset	(98)	(82)
Natural gas derivatives (3)(4)(5)	194	138
Liabilities
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset	(161)	(101)
Derivative liabilities	58	107
Energy Services Disposal Group [Member] | CenterPoint Energy Resources Corp. | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Natural gas [Member]
Assets
Natural gas derivatives (3)(4)(5)	0	0
Liabilities
Gross Amounts Recognized	0	0
Energy Services Disposal Group [Member] | CenterPoint Energy Resources Corp. | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Natural gas [Member]
Assets
Natural gas derivatives (3)(4)(5)	250	173
Liabilities
Gross Amounts Recognized	(195)	(191)
Energy Services Disposal Group [Member] | CenterPoint Energy Resources Corp. | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Natural gas [Member]
Assets
Natural gas derivatives (3)(4)(5)	42	47
Liabilities
Gross Amounts Recognized	(24)	(17)
Energy Services Disposal Group [Member] | Natural gas inventory [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Hedged portion of natural gas inventory (5)	0	1
Liabilities
Fair Value Hedge Liabilities	13	0
Energy Services Disposal Group [Member] | Natural gas inventory [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Hedged portion of natural gas inventory (5)	0	1
Liabilities
Fair Value Hedge Liabilities	13	0
Energy Services Disposal Group [Member] | Natural gas inventory [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Hedged portion of natural gas inventory (5)	0	0
Liabilities
Fair Value Hedge Liabilities	0	0
Energy Services Disposal Group [Member] | Natural gas inventory [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Hedged portion of natural gas inventory (5)	0	0
Liabilities
Fair Value Hedge Liabilities	0	0
Energy Services Disposal Group [Member] | Natural gas inventory [Member] | CenterPoint Energy Resources Corp. | Fair Value, Measurements, Recurring [Member]
Assets
Hedged portion of natural gas inventory (5)	0	1
Liabilities
Fair Value Hedge Liabilities	13	0
Energy Services Disposal Group [Member] | Natural gas inventory [Member] | CenterPoint Energy Resources Corp. | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Hedged portion of natural gas inventory (5)	0	1
Liabilities
Fair Value Hedge Liabilities	13	0
Energy Services Disposal Group [Member] | Natural gas inventory [Member] | CenterPoint Energy Resources Corp. | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Hedged portion of natural gas inventory (5)	0	0
Liabilities
Fair Value Hedge Liabilities	0	0
Energy Services Disposal Group [Member] | Natural gas inventory [Member] | CenterPoint Energy Resources Corp. | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Hedged portion of natural gas inventory (5)	0	0
Liabilities
Fair Value Hedge Liabilities	$ 0	$ 0